Revenue from the sale of goods and / or services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	R$ 17,321	R$ 16,298	R$ 16,796
Merchandise Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenues	18,392	17,261	17,513
Service Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenues	289	266	185
Sales Returns And Cancellations [Member]
IfrsStatementLineItems [Line Items]
Revenues	(150)	(128)	(77)
Gross Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	18,531	17,399	17,621
Taxes On Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (1,210)	R$ (1,101)	R$ (825)